SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2013
Buildings | Minimum
Property and equipment, net
Estimated useful lives	20 years
Buildings | Maximum
Property and equipment, net
Estimated useful lives	40 years
Motor vehicles
Property and equipment, net
Estimated useful lives	5 years
Office and computer equipment | Minimum
Property and equipment, net
Estimated useful lives	3 years
Office and computer equipment | Maximum
Property and equipment, net
Estimated useful lives	5 years